Earnings per share - Dilutive effect of share units (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Number of equity instruments other than options, expected to vest within one year (in shares)	92,210,000	87,517,000
Number of equity instruments other than options, expected to vest within two years (in shares)	149,077,000	85,720,000
Number of equity instruments other than options, expected to vest within three years (in shares)	179,449,000	147,097,000
Number of equity instruments other than options, expected to vest within four years (in shares)	109,265,000	749,000
Number of equity instruments other than options, expected to vest over four years (in shares)	928,000	349,000
Number of equity instruments other than options, expected to vest (in shares)	530,929,000	321,432,000
Dilutive effect (in shares)	152,899,000	104,068,000